Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012 Government Guarantee Agreement
Quarterly Financial Information [Line Items]
Favorable adjustment to exit fee accrual			$ 186
Impact of favorable adjustment to exit fee accrual on net income available to Genworth Financial, Inc.'s common stockholders			78
Impact of favorable adjustment to exit fee accrual on net income attributable to noncontrolling interests			$ 58
Weighted-average diluted common shares outstanding, antidilutive securities (stock options, RSUs and SARs)	1.7	3.7
Weighted average number of diluted shares if not in a loss position	492.5	494.3